Financial risk management and financial instruments, Carrying Values of Financial Assets with Fair Value Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Non-current [Abstract]
Total non-current assets	$ 9,605.0	$ 12,846.7	[1]
Current [Abstract]
Total current assets	1,541.8	1,448.1	[1]
Total assets	11,146.8	14,294.8	[1]
FV OCI [Member] | Long-term Pension Assets [Member]
Non-current [Abstract]
Total non-current assets	$ 18.2
Fair value	Fair value insurance based input
FV OCI [Member] | Long-term Pension Assets [Member] | Level 3 [Member]
Non-current [Abstract]
Total non-current assets		17.1
Amortized Cost [Member] | Cash and Cash Equivalents [Member]
Current [Abstract]
Total current assets	$ 737.2	355.7
Amortized Cost [Member] | Trade and Other Receivables [Member]
Current [Abstract]
Total current assets	648.6	922.7
Amortized Cost [Member] | Contract Assets [Member]
Current [Abstract]
Total current assets	33.7	56.3
Financial Assets at Fair Value [Member]
Current [Abstract]
Total assets	$ 1,437.7	$ 1,351.8

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.